INCOME TAXES	12 Months Ended
Dec. 31, 2025
INCOME TAXES
INCOME TAXES

17.INCOME TAXES

Income taxes recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income are as follows:

in € thousand	2025	2024	2023
Current income tax (expense) / income	416	(372)	(1,044)
thereof prior years	(51)	(356)	168
Deferred income tax (expense) / income	(375)	1,864	(1,735)
thereof from temporary differences	(1,035)	5,008	(1,853)
thereof from tax loss carryforwards	660	3,144	118
Total income tax (expense) / income	41	1,492	(2,778)

SCHMID’s statutory income tax rate in Germany for the years ended December 31, 2025, 2024 and 2023 was 29.125%. This income tax rate comprises a corporate income tax rate of 15%, a solidarity surcharge of 0.825%, and a trade tax rate of 13.3%. At non-German SCHMID companies, the respective country-specific income tax rates were used for the calculation of current and deferred taxes.

The following table presents the reconciliation of expected income taxes and reported effective income taxes. Expected income taxes were determined by multiplying consolidated profit before tax by SCHMID’s applicable income tax rate:

in € thousand	2025	2024	2023
Income (loss) before income taxes	(72,994)	(85,596)	40,732
Applicable income tax rate	29.125%	29.125%	29.125%
Expected income tax (expense) / income	21,260	24,930	(11,863)
Foreign tax rate differential	218	48	891
Non-deductible expenses	(14,173)	(19,503)	(2,833)
Tax-free income	218	1,064	1,263
Change in valuation allowance from temporary differences and tax loss carryforwards	(7,621)	(4,032)	3,598
Non-recognition or utilization of unrecognized interest carryforwards	(521)	(555)	333
Other reconciling items	660	(460)	168
Effective income tax (expense) / benefit	41	1,492	(2,778)
Effective tax rate in %	0.06%	1.74%	6.82%

The effect resulting from the tax rate change is related to the corporate income tax rate reduction in Germany.

The deferred tax assets (“DTA”) and deferred tax liabilities (“DTL”) relate to the following line items of the Consolidated Statement of Financial Position are summarized below:

	2025		2024
in € thousand	DTA	DTL	DTA	DTL
Intangible assets	1,538	(4,711)	1,775	(4,181)
Property, plant and equipment including right-of-use assets	20	(1,728)	55	(2,279)
Financial assets	—	(188)	—	(17)
Others	—	(419)	64	—
Non-current assets	1,558	(7,045)	1,893	(6,477)
Inventories	1,853	(145)	2,492	—
Trade receivables and other receivables	249	(464)	165	(327)
Other current assets	27	—	4	—
Cash and cash equivalents	—	—	—	(276)
Other current financial assets	—	(103)	—	(66)
Current assets	2,129	(712)	2,660	(669)
Non-current financial liabilities	—	—	—	(5)
Provisions for pensions	55	—	84	—
Non-current provisions	—	(184)	—	(158)
Non-current lease liabilities	1,892	—	2,326	—
Others	—	(49)	1	(129)
Non-current liabilities	1,947	(233)	2,411	(292)
Current financial liabilities	1	—	983	—
Current contract liabilities	53	(2,586)	105	(2,293)
Trade payables and other liabilities	1,136	(489)	278	(22)
Other current liabilities	1,551	(6)	1,244	—
Current lease liabilities	230	—	226	—
Current provisions	5	(839)	—	(1,909)
Current liabilities	2,977	(3,919)	2,836	(4,224)
Tax loss carryforwards (CIT)	2,139	—	1,857	—
Tax loss carryforwards (Trade tax)	1,511	—	1,168	—
Tax loss carryforwards (Other income tax)	1	—	2	—
Deferred taxes (before offsetting)	12,262	(11,910)	12,828	(11,662)
Offsetting	(9,945)	9,945	(10,144)	10,144
Deferred taxes (after offsetting)	2,317	(1,965)	2,684	(1,518)

Reconciliation of deferred taxes:

In € thousand	net
December 31, 2023	(1,846)
Recognized in P/L	1,864
Recognized in OCI	13
Recognized in Equity	1,031
Recognized in currency translation adjustments	104
December 31, 2024	1,166
Recognized in P/L	(375)
Recognized in OCI	(12)
Recognized in Equity	(219)
Recognized in currency translation adjustments	(207)
December 31, 2025	352

The OCI movement of deferred taxes is entirely attributed to “Provisions for pensions” and the equity movement is mainly attributed to transaction costs (IAS 32.35).

No deferred tax assets were recognized for the following tax attributes (gross):

	2025	2024	2023
in € thousand	Tax Base	Tax Base	Tax Base
Deductible temporary differences	52,560	22,730	41,498
Tax loss carryforwards (CIT)	125,687	124,018	91,405
Tax loss carryforwards (Trade tax)	89,051	88,897	49,147
Interest carryforwards	38,814	36,927	35,229

The maturities of the tax loss carryforwards for which no deferred tax assets were recognized are as follows:

	2025	2024	2023
in € thousand	Tax Base	Tax Base	Tax Base
Up to 5 years	2,426	3,646	2,685
Up to 10 years	2,122	4,688	1,772
Up to 15 years	823	2,348	4,508
Unlimited	248,181	239,160	131,586

The reported tax loss and interest carryforwards mainly relate to the German SCHMID entities and can be carried forward indefinitely (German minimum taxation rules and interest stripping rules apply), however, they may be subject to restrictions of the German change in ownership rules (Sec. 8c Körperschaftsteuergesetz) going forward.

Most of SCHMID’s non-German entities neither have any taxable temporary difference exceeding deductible temporary differences, nor a positive profit-forecast and nor any tax planning opportunities and documentation available that could partly support the recognition of these tax attributes as deferred tax assets. On this basis, SCHMID has determined that it cannot recognize deferred tax assets on the majority of tax attributes carried forward.

Taxable temporary differences associated with investments in entities, branches and associates and interests in joint arrangements in the amount of €615 thousand as of December 31, 2025 (December 31, 2024: €483 thousand, December 31, 2023: €935 thousand) have not been recognized.

Deferred tax assets exceeding deferred tax liabilities in the amount of €2,317 thousand as of December 31, 2025 (December 31, 2024: €2,684 thousand, December 31, 2023: €522 thousand) for companies that generated a loss in the current or previous period were recognized as these are considered to be recoverable based on the positive profit for financial year 2026.